UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-07324
                                                      ---------

                         Gardner Lewis Investment Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices)               (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                       Date of fiscal year end: October 31
                                                ----------

                     Date of reporting period: July 31, 2006
                                               -------------

ITEM 1.  SCHEDULE OF INVESTMENTS


THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments
(Unaudited)

As of July 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                        Market Value
                                         Shares       (Note 1)                                              Shares        (Note 1)
-----------------------------------------------------------------  -----------------------------------------------------------------

COMMON STOCKS - 98.67%                                              Financial Services - 3.25%
                                                                      American Capital
Apparel - 3.18%                                                          Strategies, Ltd.                    3,100    $     108,500
*   Quicksilver Inc.                       6,900   $      89,355    * First Cash Financial Services Inc.     5,100           97,053
*   True Religion Apparel Inc.             6,100         112,362                                                      -------------
                                                   -------------                                                            205,553
                                                         201,717                                                      -------------
                                                   -------------    Hand/Machine Tools - 1.50%
                                                                      Franklin Electric Co. Inc.             2,000           95,140
Auto Parts & Equipment - 2.29%                                                                                        -------------
*   Keystone Automotive
       Industries Inc.                     3,400         145,010    Healthcare - Products - 5.50%
                                                   -------------    * American Medical Systems
                                                                         Holdings Inc.                       5,500          100,375
Biotechnology - 1.11%                                               * Conor Medsystems Inc.                  5,600          155,120
*   Nektar Therapeutics                    4,300          70,090    * Staar Surgical Co.                    12,800           92,799
                                                   -------------                                                      -------------
Coal - 1.82%                                                                                                                348,294
    CONSOL Energy, Inc.                    2,800         115,248                                                      -------------
                                                   -------------    Healthcare - Services - 7.24%
Commercial Services - 2.84%                                         * Genesis HealthCare Corp.               2,502          121,522
*   Net 1 UEPS Technologies Inc.           4,100          92,127    * Healthspring Inc.                      5,900          109,799
*   The Advisory Board Co.                 1,900          88,027    * inVentiv Health, Inc.                  3,900          108,810
                                                   -------------    * LHC Group Inc.                         5,600          118,384
                                                         180,154    * Medical Resources Inc.                 4,885                1
                                                   -------------                                                      -------------
Computer Services - 7.13%                                                                                                   458,516
 *   Cognizant Technology                                                                                             -------------
       Solutions Corp.                     3,850         252,137    Insurance - 1.48%
 *   Micros Systems, Inc.                  2,200          88,000      Hub International Ltd.                 3,600           93,996
 *   Xyratex Ltd.                          4,800         111,552                                                      -------------
                                                   -------------
                                                         451,689    Internet - 1.53%
                                                   -------------    * Equinix Inc.                           1,850           96,903
 Electric - 1.37%                                                                                                     -------------
 *   Reliant Energy Inc.                   6,900          86,802
                                                   -------------    Lodging - 1.78%
                                                                      Orient-Express Hotels Ltd.             3,100          112,995
                                                                                                                      -------------
Electrical Components & Equipment - 1.25%
*   Power-One, Inc.                       12,500          79,000    Oil & Gas - 2.97%
                                                   -------------    * Delek US Holdings Inc.                 4,200           68,460
Energy - Alternate Sources - 1.22%                                    Range Resources Corp.                  4,250          119,467
*   Aventine Renewable Energy                                                                                         -------------
       Holdings Inc.                       2,600          76,960                                                            187,927
                                                   -------------                                                      -------------
Engineering & Construction - 4.40%                                  Packaging & Containers - 1.79%
*   Infrasource Services, Inc.             7,900         146,782    * Crown Holdings Inc.                    6,800          113,288
*   McDermott International, Inc.          2,900         132,066                                                      -------------
                                                   -------------    Pharmaceuticals - 1.73%
                                                         278,848    * Isis Pharmaceuticals Inc.             18,200          109,382
                                                   -------------                                                      -------------
Entertainment - 1.61%
*   Scientific Games Corporation           3,000         101,910
                                                   -------------



                                                                                                                    (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments
(Unaudited)

As of July 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                        Market Value
                                         Shares       (Note 1)                                              Shares        (Note 1)
-----------------------------------------------------------------   ----------------------------------------------------------------

COMMON STOCKS - (Continued)                                         Transportation - 1.73%
                                                                    * Swift Transportation Co., Inc.         4,100    $     109,675
                                                                                                                      -------------
Retail - 8.19%
*   Casual Male Retail Group, Inc.        15,547   $     173,349     Total Common Stock (Cost $5,249,764)                 6,248,595
    Christopher & Banks Corp.              4,700         132,493                                                      -------------
    Circuit City Stores, Inc.              5,928         145,236    INVESTMENT COMPANY - 2.69%
*   MarineMax Inc.                         3,200          67,360      Merrimac US Government Series Fund
                                                   -------------      (Cost $170,059)                      170,059          170,059
                                                         518,438                                                      -------------
                                                   -------------
Semiconductors - 13.51%                                             Total Investments
*   Anadigics Inc.                        14,400          79,488      (Cost $5,419,823) - 101.36%                     $   6,418,654
*   Axcelis Technologies                   9,700          53,641    Liabilities in Excess of Other Assets - (1.36%)         (85,832)
*   DSP Group Inc                          5,500         131,780                                                      -------------
*   FSI International, Inc.               15,332          89,232    Net Assets - 100.00%                              $   6,332,822
*   LTX Corporation                       22,000         118,800                                                      =============
*   MEMC Electronic Materials, Inc.        4,200         127,764    * Non-income producing investment.
*   Rudolph Technologies Inc.             10,100         140,491
*   Silicon Image Inc.                    10,800         114,264    Aggregate  cost for federal  income tax purposes is  $5,720,477.
                                                   -------------    Unrealized   appreciation   (depreciation)  of  investments  for
                                                         855,460    federal income tax purposes is as follows:
                                                   -------------
Software - 10.79%
*   Activision, Inc.                       8,633         103,164    Aggregate gross unrealized appreciation           $   1,357,373
    Blackbaud Inc.                         4,200          87,612    Aggregate gross unrealized depreciation                (659,196)
*   Chordiant Software, Inc.              29,500          80,535                                                      -------------
    Computer Programs & Systems Inc.       2,600          95,914
*   Convera Corp.                         17,400         109,098    Net unrealized appreciation                       $     698,177
*   OpenTV Corp.                          36,200         114,392                                                      =============
*   Transactions Systems
       Architects, Inc.                    2,500          92,550
                                                   -------------
                                                         683,265
                                                   -------------
Telecommunications - 6.23%
*   Arris Group, Inc.                     12,400         132,556
*   Oplink Communications Inc.             6,235          92,902
*   SafeNet Inc.                           5,000          85,200
*   Sonus Networks, Inc.                  18,700          83,776
                                                   -------------
                                                         394,434
                                                   -------------
Toys/Games/Hobbies - 1.23%
*   RC2 Corp.                              2,300          77,901
                                                   -------------



                                                                                                                    (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments
(Unaudited)

As of July 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------   -----------------------------------------------------------------

Summary of Investments by Industry                                 Note 1 - Investment Valuation

                                         % of Net        Market    The  Fund's  investments  in  securities  are  carried at value.
Industry                                  Assets         Value     Securities  listed on an exchange or quoted on a national market
----------------------------------------------------------------   system  are  valued  at the last  sales  price  as of 4:00  p.m.
Apparel                                    3.18%        201,717    Eastern Time.  Securities traded in the NASDAQ  over-the-counter
Auto Parts & Equipment                     2.29%        145,010    market  are  generally  valued at the  NASDAQ  Official  Closing
Biotechnology                              1.11%         70,090    Price.  Other securities traded in the  over-the-counter  market
Coal                                       1.82%        115,248    and listed  securities  for which no sale was  reported  on that
Commercial Services                        2.84%        180,154    date are valued at the most  recent bid  price.  Securities  and
Computer Services                          7.13%        451,689    assets  for  which  representative  market  quotations  are  not
Electric                                   1.37%         86,802    readily  available (e.g., if the exchange on which the portfolio
Electrical Components & Equipment          1.25%         79,000    security is principally traded closes early or if trading of the
Energy - Alternative Sources               1.22%         76,960    particular  portfolio security is halted during the day and does
Engineering & Construction                 4.40%        278,848    not resume prior to the Fund's net asset value  calculation)  or
Entertainment                              1.61%        101,910    which  cannot  be  accurately  valued  using the  Fund's  normal
Financial Services                         3.25%        205,553    pricing  procedures  are valued at fair value as  determined  in
Hand/Machine Tools                         1.50%         95,140    good faith under policies approved by the Trustees.  A portfolio
Healthcare - Products                      5.50%        348,294    security's  "fair  value"  price may differ  from the price next
Healthcare - Services                      7.24%        458,516    available for that  portfolio  security  using the Fund's normal
Insurance                                  1.48%         93,996    pricing procedures. Investment companies are valued at net asset
Internet                                   1.53%         96,903    value. Instruments with maturities of 60 days or less are valued
Investment Company                         2.69%        170,059    at amortized cost, which approximates market value.
Lodging                                    1.78%        112,995
Oil & Gas                                  2.97%        187,927
Packaging & Containers                     1.79%        113,288
Pharmaceuticals                            1.73%        109,382
Retail                                     8.19%        518,438
Semiconductors                            13.51%        855,460
Software                                  10.79%        683,265
Telecommunications                         6.23%        394,434
Toys/Games/Hobbies                         1.23%         77,901
Transportation                             1.73%        109,675
----------------------------------------------------------------
Total                                    101.36%    $ 6,418,654






















THE CHESAPEAKE GROWTH FUND

Schedule of Investments
(Unaudited)

As of July 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                        Market Value
                                         Shares       (Note 1)                                              Shares        (Note 1)
-----------------------------------------------------------------   ----------------------------------------------------------------

COMMON STOCKS - 94.93%                                              Healthcare - Products - 4.35%
                                                                     *  Boston Scientific Corporation       23,500    $     399,735
Agriculture - 3.39%                                                  *  St. Jude Medical, Inc.               7,400          273,060
     Monsanto Company                      12,200  $     524,478                                                      -------------
                                                   -------------                                                            672,795
                                                                                                                      -------------
Auto Manufacturer - 1.93%                                           Healthcare - Services - 7.39%
     PACCAR Inc.                            3,700        298,775     *  CIGNA Corporation                    4,245          387,356
                                                   -------------     *  Humana Inc.                          9,800          548,114
                                                                     *  Tenet Healthcare Corporation        34,800          206,016
Biotechnology - 1.36%                                                                                                 -------------
 *   Celegne Corporation                    4,400        210,716                                                          1,141,486
                                                   -------------                                                      -------------
                                                                   Internet - 2.58%
Computer Services - 7.48%                                            *  Google Inc.                          1,030          398,198
 *   EMC Corporation                       25,800        261,870                                                      -------------
 *   Emdeon Corporation                    28,400        341,652    Lodging - 4.19%
 *   Micros Systems, Inc.                   8,000        320,000        Starwood Hotels & Resorts
 *   Seagate Technology                    10,000        232,000           Worldwide, Inc.                   5,500          289,190
                                                   -------------     *  Wynn Resorts, Ltd.                   5,600          358,456
                                                       1,155,522                                                      -------------
                                                   -------------                                                            647,646
Distribution/Wholesale - 1.91%                                                                                        -------------
     Pool Corporation                       7,600        295,868    Media - 1.69%
                                                   -------------    u   Grupo Televisa SA de CV             14,100          261,132
                                                                                                                      -------------
Diversified Financial Services - 5.29%
     Capital One Financial                                          Miscellaneous Manufacturing - 2.18%
        Corporation                         6,100        471,835     *  Corning Incorporated                17,700          337,539
     Chicago Mercantile Exchange                                                                                      -------------
        Holdings, Inc.                        750        345,900    Office/Business Equipment - 2.20%
                                                   -------------     *  Xerox Corporation                   24,100          339,569
                                                         817,735                                                      -------------
                                                   -------------    Oil & Gas Services - 1.68%
Electric - 1.70%                                                        Halliburton Company                  7,800          260,208
 *   Reliant Energy Inc.                   20,900        262,922                                                      -------------
                                                   -------------
                                                                    Packaging & Containers - 1.87%
Energy/Alternative Sources - 1.71%                                   *  Crown Holdings Inc.                 17,300          288,218
 *   Aventine Renewable Energy                                                                                        -------------
        Holdings, Inc.                      8,900        263,440
                                                   -------------    Pharmaceuticals - 5.01%
                                                                        Caremark Rx, Inc.                    6,300          332,640
Engineering & Construction - 2.70%                                      Omnicare, Inc.                       3,200          144,832
 *   McDermott International, Inc.          9,150        416,691    u   Teva Pharmaceutical
                                                   -------------           Industries Ltd.                   8,970          296,728
Entertainment - 2.33%                                                                                                 -------------
 *   Scientific Games Corporation          10,600        360,082                                                            774,200
                                                   -------------                                                      -------------
                                                                    Retail - 6.37%
Financial Services - 2.06%                                              Best Buy Co., Inc.                   6,700          303,778
     American Capital Strategies, Ltd.      9,100        318,500        Circuit City Stores, Inc.           13,900          340,550
                                                   -------------        J.C. Penney Co., Inc.                5,400          339,984
Food - 1.71%                                                                                                          -------------
     The Hershey Company                    4,800        263,856                                                            984,312
                                                  -------------                                                       -------------


                                                                                                                       (Continued)

THE CHESAPEAKE GROWTH FUND

Schedule of Investments
(Unaudited)

As of July 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                        Market Value
                                         Shares       (Note 1)                                              Shares        (Note 1)
-----------------------------------------------------------------   ----------------------------------------------------------------

COMMON STOCKS - (Continued)                                         Aggregate cost for federal  income tax purposes is  $13,794,332.
                                                                    Unrealized   appreciation   (depreciation)  of  investments  for
                                                                    federal income tax purposes is as follows:
Semiconductors - 11.46%
     Applied Materials, Inc.               22,300      $ 351,002
 *   Broadcom Corporation                  10,050        241,099    Aggregate gross unrealized appreciation           $   2,596,593
 *   MEMC Electronic Materials, Inc.       17,800        541,476    Aggregate gross unrealized depreciation                (901,386)
     Microchip Technology, Inc.            11,100        358,086                                                      -------------
 *   Teradyne, Inc.                        21,200        278,568    Net unrealized appreciation                       $   1,695,207
                                                   -------------                                                      =============
                                                       1,770,231
                                                   -------------
Software - 4.10%                                                    Note 1 - Investment Valuation
 *   Activision, Inc.                      27,244        325,566
 *   Transaction Systems                                            The  Fund's  investments  in  securities  are  carried at value.
        Architects, Inc.                    8,300        307,266    Securities  listed on an exchange or quoted on a national market
                                                   -------------    system  are  valued  at the last  sales  price  as of 4:00  p.m.
                                                         632,832    Eastern Time.  Securities traded in the NASDAQ  over-the-counter
                                                   -------------    market  are  generally  valued at the  NASDAQ  Official  Closing
Telecommunications - 3.62%                                          Price.  Other securities traded in the  over-the-counter  market
 *   Comverse Technology, Inc.             15,200        294,576    and listed  securities  for which no sale was  reported  on that
     Qualcomm, Inc.                         7,500        264,450    date are valued at the most  recent bid  price.  Securities  and
                                                   -------------    assets  for  which  representative  market  quotations  are  not
                                                         559,026    readily  available (e.g., if the exchange on which the portfolio
                                                   -------------    security is principally traded closes early or if the trading of
Transportation - 2.67%                                              the particular  portfolio  security is halted during the day and
 *   Swift Transportation Co., Inc.        15,400        411,950    does not resume prior to the Fund's net asset value calculation)
                                                   -------------    or which cannot be  accurately  valued  using the Fund's  normal pricing  procedures  are valued at fair value as  determined  in
Total Common Stocks (Cost $12,944,725)                14,667,927    good faith under policies approved by the Trustees.  A portfolio
                                                   -------------    security's  "fair  value"  price may differ  from the price next available for that  portfolio  security  using the Fund's normal
INVESTMENT COMPANIES - 5.32%                                        pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued
     Evergreen Institutional U.S. Government                        at amortized cost, which approximates market value.
        Money Market                      124,544        124,544
     Merrimac U.S. Government
        Series Fund                       697,068        697,068
                                                   -------------

Total Investment Companies (Cost $821,612)               821,612
                                                   -------------

Total Investments
     (Cost $13,766,337) - 100.25%                  $  15,489,539
Liabilities in Excess of Other Assets - (0.25%)          (38,645)
                                                   -------------

Net Assets - 100.00%                               $  15,450,894
                                                   =============

* Non-income producing investment.
u American Depositary Receipt.

The following abbreviations are used in this portfolio:
Ltd. - Limited (Various)
SA de CV - Convertible Securities (Mexican)



                                                                                                                        (Continued)

THE CHESAPEAKE GROWTH FUND

Schedule of Investments
(Unaudited)

As of July 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------   ----------------------------------------------------------------

Summary of Investments by Industry
                                          % of Net        Market
Industry                                   Assets         Value
-----------------------------------------------------------------
Agriculture                                 3.39%   $    524,478
Auto Manufacturer                           1.93%        298,775
Biotechnology                               1.36%        210,716
Computer Services                           7.48%      1,155,522
Distribution/Wholesale                      1.91%        295,868
Diversified Financial Services              5.29%        817,735
Electric                                    1.70%        262,922
Energy/Alternative Sources                  1.71%        263,440
Engineering & Construction                  2.70%        416,691
Entertainment                               2.33%        360,082
Financial Services                          2.06%        318,500
Food                                        1.71%        263,856
Healthcare - Products                       4.35%        672,795
Healthcare - Services                       7.39%      1,141,486
Internet                                    2.58%        398,198
Investment Companies                        5.32%        821,612
Lodging                                     4.19%        647,646
Media                                       1.69%        261,132
Miscellaneous Manufacturing                 2.18%        337,539
Office/Business Equipment                   2.20%        339,569
Oil & Gas Services                          1.68%        260,208
Packaging & Containers                      1.87%        288,218
Pharmaceuticals                             5.01%        774,200
Retail                                      6.37%        984,312
Semiconductors                             11.46%      1,770,231
Software                                    4.10%        632,832
Telecommunications                          3.62%        559,026
Transportation                              2.67%        411,950
-----------------------------------------------------------------
Total                                     100.25%   $ 15,489,539


THE CHESAPEAKE CORE GROWTH FUND

Schedule of Investments
(Unaudited)

As of July 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                        Market Value
                                         Shares       (Note 1)                                              Shares        (Note 1)
-----------------------------------------------------------------   ----------------------------------------------------------------

COMMON STOCKS - 99.08%                                              Insurance - 2.55%
                                                                    Metlife, Inc.                          138,200    $   7,186,400
Agriculture - 3.39%                                                 The Chubb Corporation                  206,860       10,429,881
    Monsanto Company                     545,400   $  23,446,746                                                      -------------
                                                   -------------                                                         17,616,281
                                                                                                                      -------------
Apparel - 0.96%                                                     Internet - 3.07%
    Nike, Inc.                            83,800       6,620,200    * Google Inc.                           54,920       21,232,072
                                                   -------------                                                      -------------

Auto Manufacturers - 4.70%                                          Lodging - 3.66%
u   Honda Motor Company, Ltd             592,700      19,529,465      Starwood Hotels & Resorts
    PACCAR Inc.                          160,000      12,920,000         Worldwide, Inc.                   241,830       12,715,421
                                                   -------------    * Wynn Resorts, Ltd.                   196,311       12,565,867
                                                      32,449,465                                                      -------------
                                                   -------------                                                         25,281,288
Computer Services - 1.36%                                                                                             -------------
*   EMC Corporation                      927,230       9,411,384    Media - 6.57%
                                                   -------------    * Comcast  Corporation                 711,521       24,390,940
                                                                      The Walt Disney Company              709,000       21,050,210
Cosmetics/Personal Care - 2.22%                                                                                       -------------
    Procter & Gamble Company             272,750      15,328,550                                                         45,441,150
                                                   -------------    Miscellaneous Manufacturer - 4.13%                -------------
Diversified Financial Services - 14.30%                             * Corning Incorporated                 726,800       13,860,076
    American Capital Strategies,                                      Danaher Corporation                  225,455       14,699,666
      Ltd.                               421,800      14,763,000                                                      -------------
    American Express Company             392,700      20,443,962                                                         28,559,742
    Capital One Financial                                                                                             -------------
      Corporation                        282,700      21,866,845    Office/Business Equipment - 2.13%
    Chicago Mercantile Exchange                                     * Xerox Corporation                  1,047,200       14,755,048
      Holdings, Inc.                      33,494      15,447,432                                                      -------------
    The Goldman Sachs Group, Inc.        172,100      26,288,275    Oil & Gas Services - 3.89%
                                                   -------------      Halliburton Company                  443,600       14,798,496
                                                      98,809,514      Valero Energy Corporation            179,090       12,076,039
                                                   -------------                                                      -------------
Electric - 2.67%                                                                                                         26,874,535
    TXU Corporation                      287,000      18,434,010                                                      -------------
                                                   -------------    Pharmaceuticals - 6.63%
Food - 1.68%                                                          Caremark Rx, Inc.                    269,100       14,208,480
    The Hershey Company                  211,700      11,637,149    u GlaxoSmithKline PLC                  301,800       16,698,594
                                                   -------------    u Teva Pharmaceutical
                                                                         Industries Ltd.                   450,820       14,913,126
Healthcare - Products - 5.30%                                                                                         -------------
    Alcon, Inc.                           77,325       8,538,227                                                         45,820,200
*   Boston Scientific Corporation      1,053,975      17,928,115                                                      -------------
*   St. Jude Medical, Inc.               275,930      10,181,817    Retail - 10.38%
                                                   -------------      Best Buy Co., Inc.                   301,100       13,651,874
                                                      36,648,159      CVS Corporation                      632,100       20,682,312
                                                   -------------      J.C. Penney Company, Inc.            232,700       14,650,792
Healthcare - Services - 7.30%                                         McDonald's Corporation               199,100        7,046,149
    CIGNA Corporation                    192,750      17,588,438      TJX Companies, Inc.                  645,495       15,730,713
*   Humana Inc.                          429,000      23,993,970                                                      -------------
*   Tenet Healthcare Corporation       1,498,030       8,868,338                                                         71,761,840
                                                   -------------                                                      -------------
                                                      50,450,746
                                                   -------------



                                                                                                                       (Continued)

THE CHESAPEAKE CORE GROWTH FUND

Schedule of Investments
(Unaudited)

As of July 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value
                                         Shares       (Note 1)
-----------------------------------------------------------------   ----------------------------------------------------------------

COMMON STOCKS - (Continued)                                         Aggregate cost for federal income tax purposes is  $666,515,927.
                                                                    Unrealized   appreciation   (depreciation)  of  investments  for
                                                                    federal income tax purposes is as follows:
Semiconductors - 8.80%
    Applied Materials, Inc.              991,850   $  15,611,719
*   Broadcom Corporation                 450,200      10,800,298
*   MEMC Electronic Materials, Inc.      621,800      18,915,156    Aggregate gross unrealized appreciation           $  63,207,040
    Microchip Technology, Inc.           480,000      15,484,800    Aggregate gross unrealized depreciation             (44,917,771)
                                                   -------------
                                                      60,811,973
                                                   -------------
Software - 1.05%                                                    Net unrealized appreciation                       $  18,289,269
*   Adobe Systems, Inc.                  254,485       7,255,367                                                      =============
                                                   -------------
                                                                    Summary of Investments by Industry
Telecommunications - 1.69%                                                                            % of Net           Market
    Qualcomm, Inc.                       330,900      11,667,534    Industry                           Assets             Value
                                                   -------------    ----------------------------------------------------------------
                                                                    Agriculture                          3.39%       $  23,446,746
Transportation - 0.65%                                              Apparel                              0.96%           6,620,200
    United Parcel Service, Inc.           65,190       4,492,243    Auto Manufacturers                   4.70%          32,449,465
                                                   -------------    Computer Services                    1.36%           9,411,384
                                                                    Cosmetics/Personal Care              2.22%          15,328,550
                                                                    Diversified Financial Services      14.30%          98,809,514
Total Common Stocks (Cost $665,552,502)              684,805,196    Electric                             2.67%          18,434,010
                                                   -------------    Food                                 1.68%          11,637,149
                                                                    Healthcare - Products                5.30%          36,648,159
Total Investments                                                   Healthcare - Services                7.30%          50,450,746
    (Cost $665,552,502) - 99.08%                   $ 684,805,196    Insurance                            2.55%          17,616,281
Other Assets less Liabilities - 0.92%                  6,338,983    Internet                             3.07%          21,232,072
                                                   -------------    Lodging                              3.66%          25,281,288
                                                                    Media                                6.57%          45,441,150
Net Assets - 100.00%                               $ 691,144,179    Miscellaneous Manufacturer           4.13%          28,559,742
                                                   =============    Office/Business Equipment            2.13%          14,755,048
                                                                    Oil & Gas Services                   3.89%          26,874,535
*  Non-income producing investment.                                 Pharmaceuticals                      6.63%          45,820,200
u  American Depositary Receipt.                                     Retail                              10.38%          71,761,840
                                                                    Semiconductors                       8.80%          60,811,973
The following acronyms and abbreviations are used in this           Software                             1.05%           7,255,367
portfolio:                                                          Telecommunications                   1.69%          11,667,534
                                                                    Transportation                       0.65%           4,492,243
Ltd. - Limited (Various)                                            --------------------------------------------------------------
PLC - Public Limited Company (British)                              Total                               99.08%       $ 684,805,196




                                                                                                                        (Continued)

THE CHESAPEAKE CORE GROWTH FUND

Schedule of Investments
(Unaudited)

As of July 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------   --------------------------------------------------------------------

Note 1 - Investment Valuation

The Fund's  investments  in securities are carried at value.
Securities  listed on an  exchange  or quoted on a  national market  system are valued at the last sales price as of 4:00
p.m.   Eastern  Time.   Securities   traded  in  the  NASDAQ
over-the-counter  market are generally  valued at the NASDAQ
Official  Closing  Price.  Other  securities  traded  in the over-the-counter  market and listed  securities for which no sale was reported on that date are valued at the most recent bid price.  Securities  and assets for which  representative market  quotations are not readily  available  (e.g., if the exchange  on which the  portfolio  security  is  principally
traded  closes  early  or  if  trading  of  the   particular
portfolio  security  is halted  during  the day and does not resume prior to the Fund's net asset value  calculation)  or which cannot be  accurately  valued using the Fund's  normal pricing procedures are valued at fair value as determined in good  faith  under  policies  approved  by the  Trustees.  A portfolio  security's "fair value" price may differ from the price next available for that  portfolio  security using the
Fund's normal pricing procedures.  Investment  companies are valued at net asset value. Instruments with maturities of 60
days  or  less  are   valued  at   amortized   cost,   which
approximates market value.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gardner Lewis Investment Trust


By: (Signature and Title)    /s/ Tracey L. Hendricks
                             ______________________________
                             Tracey L. Hendricks
                             Treasurer, Assistant Secretary and Principal
                             Financial Officer

Date: September 13, 2006







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)    /s/ W. Whitfield Gardner
                             ______________________________
                             W. Whitfield Gardner
                             Trustee, Chairman and Principal Executive Officer
                             Gardner Lewis Investment Trust

Date: September 19, 2006




By:  (Signature and Title)   /s/ Tracey L. Hendricks
                             _______________________________
                             Tracey L. Hendricks
                             Treasurer, Assistant Secretary and Principal
                             Financial Officer
                             Gardner Lewis Investment Trust

Date: September 13, 2006